Unaudited Condensed Consolidated Interim Statements of Loss - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Grant income	SFr 261	SFr 245	SFr 545	SFr 467
Operating income	261	245	545	467
Research and development expenses	(14,909)	(16,465)	(29,680)	(27,321)
General and administrative expenses	(6,120)	(6,265)	(11,608)	(10,959)
Operating expenses	(21,029)	(22,730)	(41,288)	(38,280)
Operating loss	(20,768)	(22,485)	(40,743)	(37,813)
Finance income	520	660	1,013	1,241
Finance expense	(183)	(87)	(430)	(128)
Fair value adjustment on warrant liabilities	(234)	1,370	(12,145)	(1,699)
Foreign currency exchange gain (loss)	(4,734)	(267)	(6,301)	1,527
Finance result	(4,631)	1,676	(17,863)	941
Loss before tax for the period	(25,399)	(20,809)	(58,606)	(36,872)
Income tax benefit (expense)	24	(30)	17	(60)
Loss for the period	SFr (25,375)	SFr (20,839)	SFr (58,589)	SFr (36,932)
Loss per share [abstract]
Basic, loss for the period attributable to equity holders	SFr (0.49)	SFr (0.51)	SFr (1.16)	SFr (0.96)
Diluted, loss for the period attributable to equity holders	SFr (0.49)	SFr (0.51)	SFr (1.16)	SFr (0.96)